Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Uncertain income tax positions	$ 0	$ 0	$ 0
Mexico Subsidiary
Income Tax Contingency [Line Items]
Deferred tax assets for net operating losses, valuation allowance			$ 500,000
Increase (decrease) in valuation allowance		$ (500,000)
Mexico Subsidiary | Earliest Tax Year
Income Tax Contingency [Line Items]
Open Tax Year	2012
Mexico Subsidiary | Latest Tax Year
Income Tax Contingency [Line Items]
Open Tax Year	2013
Internal Revenue Service IRS And Major State Jurisdiction | Earliest Tax Year
Income Tax Contingency [Line Items]
Open Tax Year	2011
Internal Revenue Service IRS And Major State Jurisdiction | Latest Tax Year
Income Tax Contingency [Line Items]
Open Tax Year	2013